Business combinations (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Fair Value of Assets and Liabilities	The following table summarizes the fair value of the assets acquired and liabilities assumed at date of acquisition.

Inventory	1,895
Other assets	187

Total identifiable net assets acquired	2,082
Goodwill arising on acquisition	2,041

Consideration transferred	4,123